Significant Accounting Policies (Details 1)	12 Months Ended
	Dec. 31, 2017 $ / shares
Market value of common stock on measurement date	$ 0.0001
Risk free interest rate	2.40%	[1]
Expected volatility	711.17%	[2]
Expected dividend yield	$ 0	[3]
Minimum [Member]
Discount	35.00%
Expected life in years	5 months 4 days
Maximum [Member]
Discount	54.00%
Expected life in years	1 year

[1]	The risk-free interest rate was determined by management using the applicable Treasury Bill as of the measurement date.
[2]	The historical trading volatility was determined by calculating the volatility of the Company's stock at December 31, 2017
[3]	The Company does not expect to pay a dividend in the foreseeable future.